Capital Structure (Tables)	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Summary of Authorized and Issued Share Capital
The following table provides a summary of the Company’s authorized and issued share capital as at December 31, 2023 and 2022:

	As at December 31, 2023		At December 31, 2022
	Number	$ in Thousands	Number	$ in Thousands
Authorized share capital:
Ordinary Shares $0.01 per share (2022 — $0.01 per share)	70,000,000	700	70,000,000	700
Preference Shares 0.15144558¢ per share	30,000,000	45	30,000,000	45
Total authorized share capital		745		745

Issued share capital:
Issued ordinary shares $0.01 per share (2022 — $0.01 per share)	60,395,839	604	60,395,839	604
Issued 5.950% preference shares of 0.15144558¢ each with a liquidation preference of $25 per share	11,000,000	17	11,000,000	17
Issued 5.625% preference shares of 0.15144558¢ each with a liquidation preference of $25 per share	10,000,000	15	10,000,000	15
Issued 5.625% preference shares of 0.15144558¢ represented by depositary shares, each with a liquidation preference of $25 per share (1)	10,000	—	10,000	—
Total issued share capital		636		636
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(1)Each depositary share represents a 1/1000th interest in a share of the 5.625% preference shares.
The following table provides a summary of the Company’s authorized and issued share capital as at September 30, 2024 and December 31, 2023:

	As at September 30, 2024		As at December 31, 2023
	Number	$ in Thousands	Number	$ in Thousands
Authorized share capital:
Ordinary Shares $0.01 per share (2023 — $0.01 per share)	750,000,000	7,500	70,000,000	700
Preference Shares 0.15144558¢ per share	150,000,000	227	30,000,000	45
Total authorized share capital		7,727		745

Issued share capital:
Issued ordinary shares $0.01 per share (2023— $0.01 per share)	60,395,839	604	60,395,839	604
Issued 5.950% preference shares of 0.15144558¢ each with a liquidation preference of $25 per share	11,000,000	17	11,000,000	17
Issued 5.625% preference shares of 0.15144558¢ each with a liquidation preference of $25 per share	10,000,000	15	10,000,000	15
Issued 5.625% preference shares of 0.15144558¢ represented by depositary shares, each with a liquidation preference of $25 per share (1)	10,000	—	10,000	—
Total issued share capital		636		636
________________
(1)Each depositary share represents a 1/1000th interest in a share of the 5.625% preference shares.